CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents		$ 495,458	$ 117,087	$ 14,687
Marketable securities			0	86,152
Accounts receivable, net		113,525	107,308	87,633
Unbilled accounts receivable		23,753	31,519	38,192
Deferred commissions		19,238	17,225	13,866
Prepaid expenses and other current assets		11,504	13,098	9,328
Total current assets		663,478	286,237	249,858
Unbilled accounts receivable, noncurrent		1,291	2,009	4,965
Deferred commissions, noncurrent		42,421	41,030	34,986
Operating lease right-of-use assets		17,953	18,559	15,416
Property and equipment, net		10,513	10,266	9,516
Intangible assets, net		2,842
Carrying amount of goodwill		9,277
Other noncurrent assets		2,334	3,458	5,271
Total assets		750,109	361,559	320,012
Current liabilities:
Accounts payable		19,246	8,274	18,822
Accrued compensation		23,333	22,436	20,401
Accrued commissions		6,702	10,158	8,827
Deferred revenue, current		205,801	177,465	113,348
Operating lease liabilities, current		3,318	2,505	2,156
Other accrued expenses and current liabilities		12,607	11,532	9,541
Total current liabilities		271,007	232,370	173,095
Deferred revenue, noncurrent		4,157	5,141	3,025
Operating lease liabilities, noncurrent		16,538	17,522	13,256
Revolving credit facility			0	3,500
Other noncurrent liabilities		199
Total liabilities		291,901	255,033	192,876
Commitments and contingencies
Stockholders' / members' equity:
Members' interest			71,573	63,056
Convertible preferred units, no par value			209,733	209,733
Preferred stock, $0.0001 par value, 100,000,000 shares authorized, no shares issued or outstanding as of September 30, 2024
Additional paid-in capital		630,354
Accumulated other comprehensive loss		(450)	(625)	(429)
Accumulated deficit		(299,885)	(174,155)	(145,224)
Total members' equity		330,042	106,526	127,136
Non-controlling interests		128,166
Total stockholders' equity		458,208	106,526	127,136
Total stockholders' / members' equity		458,208	106,526
Total liabilities and members' equity		750,109	361,559	320,012
Class A Common Stock
Stockholders' / members' equity:
Common stock		3
Class C common stock
Stockholders' / members' equity:
Common stock	[1]	7
Class D Common Stock
Stockholders' / members' equity:
Common stock	[1]	$ 13
Previously Reported
Stockholders' / members' equity:
Members' interest			107,151
OneStream, Inc
Current assets:
Cash			0	0
Total assets			0	0
Current liabilities:
Commitments and contingencies
Stockholders' / members' equity:
Common stock			0	0
Total stockholders' equity			$ 0	$ 0

[1]	Each share of Class C common stock is convertible at any time at the option of the holder into one share of Class B common stock, and each share of Class D common stock is convertible at any time at the option of the holder into one share of Class A common stock. Refer to Note 9 in the accompanying notes for details